Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements - Level 3 Fair Value Measurements [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earning growth factor [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	3.79%	3.79%
Fair value sensitivity	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/289,055,000 and (S/293,389,000), respectively.	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/131,580,000 and (S/456,870,000), respectively.
WACC discount rate [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	9.02%	8.53%
Fair value sensitivity	10% increase or decrease in the discount rate would result in an (decrease) increase in fair value at (S/217,435,000) and S/315,534,000, respectively.	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/390,352,000) and S/169,179,000, respectively.